Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 111,635	$ 111,635	$ 114,817
Intangible Assets, Accumulated Amortization	(111,042)	(110,674)	(112,777)
Intangible assets, net	593	961	2,040
Purchased Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	111,635	111,635	111,635
Intangible Assets, Accumulated Amortization	(111,042)	(110,674)	(109,795)
Intangible assets, net	$ 593	961	1,840
Internal Use Software and Engineering Designs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross		3,182	3,182
Intangible Assets, Accumulated Amortization		(3,182)	(2,982)
Intangible assets, net		0	$ 200
Scenario, Previously Reported [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross		114,817
Intangible Assets, Accumulated Amortization		(113,856)
Intangible assets, net		$ 961